Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Inventory Abstract
Inventory	Note 6. Inventory The components of inventory at December 31, 2021 and 2020, consisted of the following:

	December 31,	December 31,
	2021	2020
Work in progress	$196,553	$—
Inventory, net	$196,553	$—

Inventory

Note 6. Inventory

The components of inventory at March 31, 2022 and December 31, 2021, consisted of the following:

	March 31,	December 31,
	2022	2021
	(Unaudited)
Work in progress	$445,977	$196,553
Inventory, net	$445,977	$196,553